Goodwill - Reasonably possible changes in certain key assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Kiro Grifols
Goodwill
Amount by which the recoverable amount exceeds the carrying amount	2.00%
Pre-tax discount rate	11.80%	11.60%
Perpetual growth rate	1.60%	1.60%
Pre tax discount rate at which the recoverable equals the carrying amount	12.00%	11.60%
Perpetual growth rate at which the recoverable equals the carrying amount	1.40%	1.60%
GigaGen
Goodwill
Amount by which the recoverable amount exceeds the carrying amount	12.00%	18.20%
Pre-tax discount rate	17.90%	17.90%
Pre tax discount rate at which the recoverable equals the carrying amount	18.80%	19.30%
Diagnostic
Goodwill
Amount by which the recoverable amount exceeds the carrying amount	14.00%	15.80%
Pre-tax discount rate	11.20%	10.60%
Perpetual growth rate	2.00%	2.00%
Diagnostic | Minimum
Goodwill
Sales and EBITDA CAGR (2025-2034)	7.70%	7.20%
Sales and EBITDA CAGR (2025-2034) at which the recoverable amount equals the carrying amount	6.60%	6.00%
Diagnostic | Maximum
Goodwill
Sales and EBITDA CAGR (2025-2034)	15.30%	12.80%
Sales and EBITDA CAGR (2025-2034) at which the recoverable amount equals the carrying amount	13.50%	10.70%
Alkahest Inc
Goodwill
Amount by which the recoverable amount exceeds the carrying amount	15.00%	9.30%
Alkahest Inc | Minimum
Goodwill
Pre-tax discount rate	25.90%	25.90%
Pre tax discount rate at which the recoverable equals the carrying amount	27.00%	27.00%
Alkahest Inc | Maximum
Goodwill
Pre-tax discount rate	39.80%	39.80%
Pre tax discount rate at which the recoverable equals the carrying amount	41.00%	41.00%